Significant non-recurring events and operations	12 Months Ended
Dec. 31, 2019
Significant non-recurring events and operations
Significant non-recurring events and operations	38 Significant non-recurring events and operations In 2019, in 2018 and 2017, Eni did not report any non-recurring events and operations.